Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements of Income [Abstract]
Operating revenues (net of contractual allowances and discounts)													$ 14,852,625		$ 14,746,759		$ 13,380,581
Provision for bad debts													2,033,669		1,914,023		1,672,851
Net operating revenues	3,191,255	3,174,416	3,191,254	3,262,031	3,229,399		3,163,577		3,196,097		3,243,663		12,818,956		12,832,736		11,707,730
Operating costs and expenses:
Salaries and benefits													6,107,391		5,992,046		5,467,420
Supplies													1,975,236		1,952,918		1,811,814
Other operating expenses													2,816,633		2,805,938		2,458,280
Government settlement and related costs													101,500
Electronic health records incentive reimbursement													(162,042)		(122,696)		(62,881)
Rent													278,885		264,415		246,218
Depreciation and amortization													771,356		713,892		643,368
Total operating costs and expenses													11,888,959		11,606,513		10,564,219
Income from operations													929,997		1,226,223		1,143,511
Interest expense, net of interest income of $2,974, $3,016 and $4,634 in 2013, 2012 and 2011, respectively													613,122		620,957		642,526
Loss from early extinguishment of debt													1,295		115,453		66,019
Equity in earnings of unconsolidated affiliates													(42,641)		(42,033)		(49,491)
Impairment of long-lived assets													12,100		10,000
Income from continuing operations before income taxes	88,331	34,827	74,195	148,768	125,969		90,575		159,213		146,089		346,121		521,846		484,457
Provision for income taxes													103,678		164,026		141,593
Income from continuing operations	62,001	27,853	53,245	99,344	88,108		62,665		106,977		100,070		242,443		357,820		342,864
Discontinued operations, net of taxes:
Loss from operations of entities sold or held for sale													(20,613)		(12,017)		(14,739)
Impairment of hospitals sold or held for sale													(4,562)				(47,930)
Loss on sale, net																	(2,572)
Loss from discontinued operations, net of taxes	(9,739)	(6,255)	(6,160)	(3,021)	(2,482)		(3,907)		(4,810)		(818)		(25,175)		(12,017)		(65,241)
Net income													217,268		345,803		277,623
Less: Net income attributable to noncontrolling interests													76,065		80,163		75,675
Net income attributable to Community Health Systems, Inc. stockholders	$ 28,181	$ 4,095	$ 29,753	$ 79,174	$ 62,574		$ 44,233		$ 83,359		$ 75,474		$ 141,203		$ 265,640		$ 201,948
Basic earnings (loss) per share attributable to Community Health Systems, Inc. common stockholders (1):
Continuing operations	$ 0.41	$ 0.11	$ 0.39	$ 0.90	$ 0.72	[1]	$ 0.54	[1]	$ 0.99	[1]	$ 0.86	[1]	$ 1.80	[1]	$ 3.11	[1]	$ 2.97	[1]
Discontinued operations	$ (0.10)	$ (0.07)	$ (0.07)	$ (0.03)	$ (0.03)	[1]	$ (0.04)	[1]	$ (0.05)	[1]	$ (0.01)	[1]	$ (0.27)	[1]	$ (0.13)	[1]	$ (0.73)	[1]
Net income	$ 0.30	$ 0.04	$ 0.32	$ 0.87	$ 0.70	[1]	$ 0.50	[1]	$ 0.94	[1]	$ 0.85	[1]	$ 1.52	[1]	$ 2.98	[1]	$ 2.24	[1]
Diluted earnings (loss) per share attributable to Community Health Systems, Inc. common stockholders (1):
Continuing operations	$ 0.40	$ 0.11	$ 0.38	$ 0.89	$ 0.72	[1]	$ 0.53	[1]	$ 0.98	[1]	$ 0.86	[1]	$ 1.77	[1]	$ 3.09	[1]	$ 2.95	[1]
Discontinued operations	$ (0.10)	$ (0.07)	$ (0.07)	$ (0.03)	$ (0.03)	[1]	$ (0.04)	[1]	$ (0.05)	[1]	$ (0.01)	[1]	$ (0.27)	[1]	$ (0.13)	[1]	$ (0.72)	[1]
Net income	$ 0.30	$ 0.04	$ 0.32	$ 0.86	$ 0.69	[1]	$ 0.49	[1]	$ 0.93	[1]	$ 0.85	[1]	$ 1.51	[1]	$ 2.96	[1]	$ 2.23	[1]
Weighted-average number of shares outstanding:
Basic	93,372,398	93,259,027	92,866,370	91,002,615	89,882,380		89,259,950		89,147,472		88,674,779		92,633,332		89,242,949		89,966,933
Diluted	94,703,458	94,483,596	94,109,368	91,998,993	90,828,119		90,009,113		89,530,639		88,852,704		93,815,013		89,806,937		90,666,348

[1]	Total per share amounts may not add due to rounding.